DELAWARE DIVERSIFIED INCOME FUND
Delaware Diversified Income Fund
DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated February 28, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Adviser Funds voted to approve changes related to the Fund’s investment policy in emerging markets debt securities. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, “Fund summary – What are the Fund’s principal investment strategies?”:

The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The following information replaces the first paragraph in the section entitled, “How we manage the Fund – Emerging markets sector”:

The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets. Investments in the emerging markets sector will, in the aggregate, be limited to no more than 25% of the Fund's total assets.

The following replaces the information in the section entitled, “How we manage the Fund – The risks of investing in the Fund – Emerging markets risk”:

Emerging markets risk
Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Fund strives to manage it: We may invest a portion of the Fund's assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, and other relevant factors. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 28, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 28, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP ADVISER FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
DELAWARE DIVERSIFIED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Diversified Income Fund
Supplement [Text Block]	dgprx_SupplementTextBlock
DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated February 28, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Adviser Funds voted to approve changes related to the Fund’s investment policy in emerging markets debt securities. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, “Fund summary – What are the Fund’s principal investment strategies?”:

The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The following information replaces the first paragraph in the section entitled, “How we manage the Fund – Emerging markets sector”:

The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets. Investments in the emerging markets sector will, in the aggregate, be limited to no more than 25% of the Fund's total assets.

The following replaces the information in the section entitled, “How we manage the Fund – The risks of investing in the Fund – Emerging markets risk”:

Emerging markets risk
Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Fund strives to manage it: We may invest a portion of the Fund's assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, and other relevant factors. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 28, 2012.